Condensed Consolidated Interim Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, shares par value (in Dollars per share)
Common stock, shares Authorized	5,000,000,000	5,000,000,000
Common stock, shares Issued	915,704,159	349,603,759
Common stock, shares outstanding	915,704,159	349,603,759